Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Subsequent Event [Line Items]
Subsequent Events
Note 11.	Subsequent Events
Management has evaluated subsequent events through the date that the financial statements were available to be issued, June 29, 2026,
and
determined that the following event requires disclosure.
In March 2026, the Company sold its mortgage division. This initiative resulted in the reduction in the Company’s workforce, and the Plan experienced a partial plan termination as defined by ERISA in 2026. Under ERISA, a partial plan termination may occur if a significant percentage of the Plan participants are terminated because of an action taken by the Company. If a partial plan termination occurs, full vesting in the employer’s contributions is required for the affected participants, but the remaining participants’ vesting continues to be determined per the plan provisions. As of the date of management’s evaluation, the impact of the partial plan termination on affected participants was not finalized.